NASDAQ-100 2x Strategy Fund Expense Example - NASDAQ-100 2x Strategy Fund - NASDAQ-100 2x Strategy Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 193
Expense Example, with Redemption, 3 Years	618
Expense Example, with Redemption, 5 Years	1,069
Expense Example, with Redemption, 10 Years	$ 2,319